UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04917

Morgan Stanley Mortgage Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	July 31, 2015

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments • July 31, 2015 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Agency Adjustable Rate Mortgages (0.8%)
$57	Federal Home Loan Mortgage Corporation, Conventional Pool	2.662%		01/01/38	$61,887
139	Federal National Mortgage Association, Conventional Pool	2.437		05/01/33	147,281
257	Government National Mortgage Association, Various Pool	1.625		05/20/40	266,803
	Total Agency Adjustable Rate Mortgages (Cost $474,643)				475,971

	Agency Fixed Rate Mortgages (23.5%)
	Federal Home Loan Mortgage Corporation, Conventional Pools:
55		9.50		01/01/17–02/01/19	57,344
128		10.00		04/01/16–12/01/20	135,843
	Gold Pools:
448		3.50		06/01/45	466,689
583		4.00		12/01/41	621,415
2,174		4.50		03/01/41–09/01/41	2,366,477
252		5.00		12/01/40–05/01/41	281,594
47		5.50		07/01/37	52,681
45		6.00		12/01/37–03/01/38	50,541
120		6.50		06/01/29–09/01/33	137,988
118		7.50		04/01/20–05/01/35	140,592
58		8.00		08/01/32	73,529
87		8.50		08/01/31	109,552
22		10.00		10/01/21	24,221
	September TBA:
1,660	(a)	4.00		08/01/45	1,758,433
	Federal National Mortgage Association, Conventional Pools:
38		3.50		09/01/42	39,805
314		4.50		08/01/40–09/01/41	342,560
1,307		5.00		11/01/40–07/01/41	1,450,029
320		5.50		08/01/37–02/01/38	361,360
713		6.50		02/01/28–12/01/33	818,638
19		7.00		07/01/23–06/01/32	20,597
150		7.50		08/01/37	179,007
150		8.00		04/01/33	186,275
137		8.50		10/01/32	175,608
222		9.50		04/01/30	262,120
2		9.75		03/01/16	2,018
20		10.00		10/01/18	21,620
	Government National Mortgage Association, August TBA:
840	(a)	3.50		08/20/45	877,341
3,132	(a)	4.00		08/20/45	3,326,098
	Various Pools:
487		5.00		05/20/41	539,249
9		11.00		04/15/21	9,064
	Total Agency Fixed Rate Mortgages (Cost $14,555,153)				14,888,288

	Asset-Backed Securities (16.3%)
636	Bear Stearns Asset-Backed Securities I Trust	0.511	(b)	03/25/37	350,162
	Bear Stearns Asset-Backed Securities Trust
200		0.511	(b)	01/25/47	189,583
618		2.55	(b)	10/25/36	448,692
297	CDC Mortgage Capital Trust	0.811	(b)	01/25/33	280,196
200	Citibank Credit Card Issuance Trust	0.619	(b)	09/10/20	200,822
493	Citigroup Mortgage Loan Trust, Inc.	5.53		11/25/34	525,583

	Countrywide Asset-Backed Certificates
522	(c)	0.641	(b)	03/25/47	373,892
290	(c)	0.811	(b)	06/25/33	281,858
410	CWABS Asset-Backed Certificates Trust	0.427	(b)	10/25/46	332,354
233	EMC Mortgage Loan Trust (c)	1.191	(b)	11/25/30	200,359
714	First Frankin Mortgage Loan Trust	1.091	(b)	04/25/35	690,309
	Home Equity Asset Trust
201		0.372	(b)	07/25/37	191,466
1,005		0.721	(b)	11/25/35	808,961
516	Home Equity Mortgage Loan Asset-Backed Trust	0.311	(b)	04/25/37	348,598
319	Invitation Homes Trust (c)	2.933	(b)	08/17/32	315,524
304	Lehman ABS Manufactured Housing Contract Trust	3.70		04/15/40	309,946
280	Lehman Manufactured Housing Asset-Backed	6.635		07/15/28	291,305
399	Long Beach Mortgage Loan Trust	0.627	(b)	06/25/34	374,045
439	Mid-State Capital Corp. Trust	7.758		01/15/40	488,732
	Nationstar HECM Loan Trust
199	(c)	3.844		05/25/18	198,643
265	(c)	4.50		11/25/17	266,879
517	(c)	7.50		11/25/17	519,334
14	New Century Home Equity Loan Trust	0.587	(b)	11/25/33	12,083
237	NovaStar Mortgage Funding Trust	0.931	(b)	02/25/34	220,720
200	RAMP Trust	0.481	(b)	02/25/36	174,434
301	RMAT LLC (c)	4.826		06/25/35	301,891
350	Silver Bay Realty Trust (c)	3.736	(b)	09/17/31	334,016
329	Skopos Auto Receivables Trust (c)	3.10		12/15/23	328,848
229	Sunset Mortgage Loan Co., LLC (c)	3.721		11/16/44	228,260
100	VOLT XIX LLC (c)	5.00		04/25/55	100,458
200	VOLT XXII LLC (c)	4.25		02/25/55	197,326
500	VOLT XXXIII LLC (c)	4.25		03/25/55	491,136
	Total Asset-Backed Securities (Cost $10,144,824)				10,376,415

	Collateralized Mortgage Obligations - Agency Collateral Series (16.0%)
	Federal Home Loan Mortgage Corporation
508		3.034	(b)	10/25/20	533,365
	IO
6,934		0.742	(b)	10/25/20	225,356
2,929		1.385	(b)	11/25/19	140,574
8,456		1.655	(b)	04/25/17	160,436
	IO REMIC
772		1.818	(b)	10/15/41	58,854
2,536		1.848	(b)	08/15/42	181,575
1,689		1.851	(b)	04/15/39	130,334
3,348		1.865	(b)	10/15/40	261,276
1,454		1.871	(b)	10/15/39	109,240
660		4.00		04/15/39	108,950
287		5.00		08/15/41	47,530
2,647		5.813	(b)	11/15/43–06/15/44	466,399
657		5.863	(b)	04/15/39	102,698
	IO STRIPS
231		7.00		06/01/30	41,346
250		7.50		12/01/29	70,112
	REMIC
356		7.547	(d)	10/15/43	360,202
615		11.502	(d)	12/15/43	660,435
	Federal National Mortgage Association, IO
1,360		6.20	(b)	09/25/20	277,178
	IO REMIC
2,260		1.801	(b)	05/15/38	162,059
2,241		1.835	(b)	03/25/44	174,861
3,228		1.858	(b)	10/25/39	262,881
1,951		3.50		02/25/39	241,247

	1,703		5.46	(b)	11/25/41	218,841
	2,064		5.86	(b)	06/25/42	369,522
	1,213		6.36	(b)	08/25/41	219,449
		IO STRIPS
	82		7.00		11/25/27	18,322
	194		8.00		05/25/30–06/25/30	52,010
	118		8.50		10/25/24	29,180
		REMIC
	175		1.391	(b)	12/25/23	180,670
	100		7.099	(b)	04/25/39	106,469
		Government National Mortgage Association
	110		11.499	(d)	08/20/43	112,254
		IO
	4,169		0.824	(b)	08/20/58	142,087
	8,464		3.50		06/20/41–11/20/42	1,822,512
	1,407		4.50		05/20/40	204,562
	288		5.00		05/20/39–02/16/41	46,656
	1,384		5.812	(b)	08/20/42	337,329
	789		5.863	(b)	11/16/40	151,015
	1,823		5.912	(b)	04/20/41–08/20/42	323,954
	787		5.952	(b)	12/20/43	170,975
	1,386		5.962	(b)	06/20/43	230,753
	1,097		6.112	(b)	09/20/43	236,587
	695		6.363	(b)	08/16/34	134,941
	452		6.613	(b)	08/16/36	101,469
		IO PAC
	279		5.00		10/20/40	49,143
	1,555		5.862	(b)	01/20/40	139,929
		Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $7,604,796)				10,175,537

		Commercial Mortgage-Backed Securities (15.3%)
		BAMLL Commercial Mortgage Securities Trust
	381	(c)	2.71	(b)	12/15/29	352,187
	185	(c)	5.687	(b)	12/15/31	167,588
		COMM Mortgage Trust
	500	(c)	2.187	(b)	06/11/27	496,884
	289	(c)	3.687	(b)	06/11/27	288,451
	100	(c)	4.739	(b)	07/15/47	94,761
	389	(c)	4.754	(b)	12/10/23	383,009
	270	(c)	4.793	(b)	08/10/46	263,782
	311	(c)	4.906	(b)	04/10/47	301,064
		IO
	1,634		1.025	(b)	10/10/47	92,014
		Commercial Mortgage Pass-Through Certificates
	187	(c)	4.609	(b)	02/10/47	180,446
		IO
	3,274		0.88	(b)	02/10/47	145,849
	340	Commercial Mortgage Trust	5.475		03/10/39	354,348
	250	CSMC Trust (c)	3.387	(b)	03/15/17	250,090
EUR	198	Deco 2014-BONN Ltd. (Ireland)(c)	4.492	(b)	11/07/24	219,015
$380		Extended Stay America Trust (c)	2.958		12/05/31	384,396
		GS Mortgage Securities Trust
	370	(c)	4.771	(b)	08/10/46	364,343
		IO
	2,055		0.891	(b)	09/10/47	116,469
	997		1.177	(b)	02/10/48	73,759
	2,352		1.203	(b)	04/10/47	168,283
	400	HILT Mortgage Trust (c)	3.936	(b)	07/15/29	393,775
	163	Hilton USA Trust (c)	1.188	(b)	11/05/30	162,572
		JP Morgan Chase Commercial Mortgage Securities Trust
	390	(c)	4.572	(b)	07/15/47	353,403

1,740		5.464	(b)	12/12/43–01/15/49	1,791,488
	JPMBB Commercial Mortgage Securities Trust
188	(c)	4.661	(b)	08/15/47	174,007
267	(c)	4.677	(b)	04/15/47	246,661
	IO
4,695		1.067	(b)	01/15/47	275,495
	LB-UBS Commercial Mortgage Trust
158	(c)	4.75		02/15/37	158,881
587		6.124	(b)	07/15/40	607,716
200		6.247	(b)	09/15/45	211,222
335	Wells Fargo Commercial Mortgage Trust (c)	3.938		08/15/50	294,761
	WF-RBS Commercial Mortgage Trust
201	(c)	3.986		05/15/47	177,791
150	(c)	4.138	(b)	05/15/45	144,374
	Total Commercial Mortgage-Backed Securities (Cost $9,481,621)				9,688,884

	Mortgages - Other (27.4%)
	Adjustable Rate Mortgage Trust
545		1.241	(b)	05/25/35	509,793
295		2.582	(b)	02/25/36	250,632
	Alternative Loan Trust
722		5.50		02/25/25–02/25/36	676,079
		6.00		08/25/17	349
	PAC
337		5.50		04/25/37	281,445
670	Alternative Loan Trust Resecuritization	6.25		08/25/37	575,258
	American Home Mortgage Investment Trust
321	(c)	6.10		01/25/37	179,897
	IO
1,488		2.078		05/25/47	274,867
	Banc of America Alternative Loan Trust
612		0.641	(b)	11/25/36	385,765
679		5.50		10/25/35	632,264
163		6.00		04/25/36	150,662
884		6.226		10/25/36	579,624
566		6.50		05/25/46	478,706
9	Banc of America Mortgage Trust	5.25		11/25/19	9,371
9,731	Bear Stearns Mortgage Funding Trust, IO	0.50		01/25/37	208,335
207	CHL Mortgage Pass-Through Trust Resecuritization	6.00		12/25/36	197,840
2	Citicorp Mortgage Securities Trust	5.50		02/25/22	1,856
266	Citigroup Mortgage Loan Trust (c)	6.50		10/25/36	213,326
	Credit Suisse First Boston Mortgage Securities Corp.
670		0.911	(b)	05/25/34	614,530
538		2.53	(b)	11/25/34	540,426
666		6.50		11/25/35	349,857
171	CSMC Mortgage-Backed Trust	7.00		08/25/37	131,842
	CSMC Trust
345	(c)	4.338	(b)	08/25/62	331,760
500	(c)	4.628	(b)	11/25/57	496,280
	Fannie Mae Connecticut Avenue Securities
324		5.091	(b)	11/25/24	330,610
300		5.188	(b)	07/25/25	303,448
362	First Horizon Alternative Mortgage Securities Trust	5.50		04/25/35	348,743
454	First Horizon Mortgage Pass-Through Trust	6.25		11/25/36	444,830
	Freddie Mac Structured Agency Credit Risk Debt Notes
686		4.191	(b)	08/25/24	687,842
300		4.441	(b)	11/25/23	302,947
250		4.741	(b)	10/25/24	255,166
437	GSMSC Pass-Through Trust (c)	7.50	(b)	09/25/36	362,345
	GSR Mortgage Loan Trust

83		0.441	(b)	03/25/35	72,466
20		5.50		11/25/35	20,071
107	HarborView Mortgage Loan Trust	0.378	(b)	01/19/38	91,061
490	Impac CMB Trust	0.986	(b)	10/25/34	458,939
465	Impac Secured Assets Trust	0.361	(b)	08/25/36	344,613
833	JP Morgan Alternative Loan Trust	0.351	(b)	10/25/36	682,606
	Lehman Mortgage Trust
137		5.50		11/25/35	130,499
361		6.00		06/25/37	244,835
293		6.50		09/25/37	247,587
28	MASTR Adjustable Rate Mortgages Trust	2.674	(b)	02/25/36	27,829
172	MASTR Alternative Loan Trust	6.25		07/25/36	150,511
91	Merrill Lynch Mortgage Investors Trust	0.895	(b)	04/25/29	87,214
36	Prime Mortgage Trust	5.50		11/25/21	36,088
	RALI Trust
468		0.891	(b)	12/25/33	417,544
276		5.50		04/25/22	279,728
1,329		6.00		05/25/36–11/25/36	1,132,458
238	Structured Adjustable Rate Mortgage Loan Trust	2.618	(b)	06/25/37	220,021
231	Structured Asset Mortgage Investments II Trust	0.421	(b)	05/25/45	204,386
	Washington Mutual Mortgage Pass-Through Certificates Trust
326		0.93	(b)	04/25/47	240,887
535		1.13	(b)	08/25/46	375,928
867		6.00		10/25/35	669,144
177	Wells Fargo Mortgage-Backed Securities Trust	2.698	(b)	04/25/34	177,251
	Total Mortgages - Other (Cost $16,530,948)				17,418,361

	Short-Term Investments (9.9%)
	U.S. Treasury Securities (0.5%)
	U.S. Treasury Bills
10	(e)(f)	0.076		12/10/15	9,997
20	(e)(f)	0.081		12/10/15	19,995
10	(e)(f)	0.086		12/10/15	9,997
302	(e)(f)	0.089		12/10/15	301,916
	Total U.S. Treasury Securities (Cost $341,892)				341,905

NUMBER OF SHARES (000)
	Investment Company (9.4%)
5,973	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (g) (Cost $5,973,163)		5,973,163
	Total Short-Term Investments (Cost $6,315,055)		6,315,068

	Total Investments (Cost $65,107,040) (h)(i)	109.2%	69,338,524
	Liabilities in Excess of Other Assets	(9.2)	(5,823,727)
	Net Assets	100.0%	$63,514,797

IO	Interest Only.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.
(a)	Security is subject to delayed delivery.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2015.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at July 31, 2015.
(e)	Rate shown is the yield to maturity at July 31, 2015.
(f)	All or a portion of the security was pledged to cover margin requirements for futures contracts and a swap agreement.
(g)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended July 31, 2015, advisory fees paid were reduced by $2,763 relating to the Fund’s investment in the Liquidity Funds.

(h)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and a swap agreement.
(i)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $4,600,651 and the aggregate gross unrealized depreciation is $369,167 resulting in net unrealized appreciation of $4,231,484.

Foreign Currency Forward Exchange Contracts Open at July 31, 2015:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
UBS AG	EUR	194,828		$217,214	08/05/15	$3,241
UBS AG		$213,884	EUR	194,828	08/05/15	89
UBS AG	EUR	194,828		$213,956	09/03/15	(93)
	Net Unrealized Appreciation					$3,237

Futures Contracts Open at July 31, 2015:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
57	Long	U.S. Treasury 10 yr. Note, Sep-15	$7,263,937	$37,102
41	Long	U.S. Treasury Long Bond, Sep-15	6,393,438	50,618
8	Long	U.S. Treasury Ultra Bond, Sep-15	1,276,250	3,687
10	Short	U.S. Treasury 5 yr. Note, Sep-15	(1,198,438)	(4,753)
110	Short	U.S. Treasury 2 yr. Note, Sep-15	(24,096,875)	(49,844)
		Net Unrealized Appreciation		$36,810

Interest Rate Swap Agreement Open at July 31, 2015:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED DEPRECIATION
Morgan Stanley & Co., LLC*	$3,471	3 Month LIBOR	Receive	1.14%	07/23/17	$(17,153)

LIBOR	London Interbank Offered Rate.
*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

Currency Abbreviation:

EUR	Euro.

PORTFOLIO COMPOSITION** as of 07/31/15

Percentage of Total Investments
Mortgages - Other	25.1%
Agency Fixed Rate Mortgages	21.5
Asset-Backed Securities	14.9
Collateralized Mortgage Obligations - Agency Collateral Series	14.7
Commercial Mortgage-Backed Securities	14.0
Short-Term Investments	9.1
Agency Adjustable Rate Mortgages	0.7
100.0%

**          Does not include open long/short futures contracts with an underlying face amount of $40,228,938 with net unrealized appreciation of $36,810. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $3,237 and does not include a open swap agreement with unrealized depreciation of $17,153.

Morgan Stanley Mortgage Securities Trust

Notes to Portfolio of Investments • July 31, 2015 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (2) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) swaps are marked-to-market daily based upon quotations from market makers; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange (“NYSE”); (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day; and (7) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities’ fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$475,971	$—	$475,971
Agency Fixed Rate Mortgages	—	14,888,288	—	14,888,288
Asset-Backed Securities	—	10,376,415	—	10,376,415
Collateralized Mortgage Obligations - Agency Collateral Series	—	10,175,537	—	10,175,537
Commercial Mortgage-Backed Securities	—	9,688,884	—	9,688,884
Mortgages - Other	—	17,418,361	—	17,418,361
Total Fixed Income Securities	—	63,023,456	—	63,023,456
Short-Term Investments
U.S. Treasury Securities	—	341,905	—	341,905
Investment Company	5,973,163	—	—	5,973,163
Total Short-Term Investments	5,973,163	341,905	—	6,315,068
Foreign Currency Forward Exchange Contracts	—	3,330	—	3,330
Futures Contracts	91,407	—	—	91,407
Total Assets	6,064,570	63,368,691	—	69,433,261
Liabilities:
Foreign Currency Forward Exchange Contract	—	(93)	—	(93)
Futures Contracts	(54,597)	—	—	(54,597)
Interest Rate Swap Agreement	—	(17,153)	—	(17,153)
Total Liabilities	(54,597)	(17,246)	—	(71,843)
Total	$6,009,973	$63,351,445	$—	$69,361,418

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of July 31, 2015, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
September 22, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 22, 2015